UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 2.0% (1.3% of Total Investments)
$ 6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A,	12/14 at 100.00	AA+	$ 6,088,921
	5.000%, 12/01/27 – FGIC Insured (UB)
13,835	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	8,153,519
	Series 2006A, 5.000%, 6/01/46
19,945	Total Alaska			14,242,440
	Arizona – 3.6% (2.3% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1	4,936,820
	Project, Series 2003A, 5.000%, 7/01/28 – NPFG Insured
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,077,807
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	1,136,420
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	No Opt. Call	A+	6,936,181
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,225,615
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	890,250
	Company, Series 2010A, 5.250%, 10/01/40
2,725	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	N/R (4)	2,869,180
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27 (Pre-refunded 1/01/12)
5,615	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	5,657,506
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
27,010	Total Arizona			25,729,779
	Arkansas – 1.0% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	574,100
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	2,367,090
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	3,966,720
	5.000%, 11/01/34 – NPFG Insured
26,300	Total Arkansas			6,907,910
	California – 19.4% (12.3% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA+	2,201,625
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,076,120
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	5,230,980
	Health System/West, Series 2003A, 5.000%, 3/01/33
2,675	California Health Facilities Financing Authority, Insured Revenue Bonds, Cedars-Sinai Medical	2/11 at 100.00	A2	2,511,905
	Center, Series 1997B, 5.125%, 8/01/27 – NPFG Insured
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,892,170
	Institutes, Series 2001, 5.250%, 10/01/34
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,109,276
	2010A, 5.750%, 7/01/40
14,600	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	14,114,258
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	A1	21,058,749
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	A1	3,327,800
10,000	5.500%, 11/01/35	11/20 at 100.00	A1	9,550,600
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	14,134,400
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,146,154
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,409,380
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	4/11 at 100.00	A1	8,865,600
	NPFG Insured
2,710	Chula Vista Elementary School District, San Diego County, California, Certificates of	9/12 at 102.00	Baa1	2,399,055
	Participation, Series 2004, 5.000%, 9/01/29 – NPFG Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/11 at 100.00	Baa1	6,435,605
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,500	4.500%, 6/01/27	6/17 at 100.00	BBB–	1,807,700
10,595	5.000%, 6/01/33	6/17 at 100.00	Baa3	6,903,278
1,500	5.125%, 6/01/47	6/17 at 100.00	Baa3	884,370
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	No Opt. Call	AA+	2,091,300
	2005A-2, 5.000%, 7/01/22 – AGM Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	4,689,550
	5.000%, 7/01/30 – FGIC Insured
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,386,724
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	4,543,000
	6.000%, 11/01/30
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	1,901,736
	Tender Option Bond Trust 3504, 19.158%, 2/01/33 (IF)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa1	2,634,750
30,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	3,641,100
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	918,900
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	4/12 at 38.12	A	1,323,688
	2002B, 0.000%, 4/01/28 – FGIC Insured
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Baa3	941,685
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/14 at 100.00	BBB	1,541,010
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	4.750%, 6/01/25
203,020	Total California			137,672,468
	Colorado – 5.1% (3.3% of Total Investments)
11,830	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	10,494,985
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA+	911,630
	2005C, 5.250%, 3/01/40 – AGM Insured
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	5/11 at 100.00	A+	10,004,700
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
6,185	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	Baa1	2,008,331
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	Baa1	7,755,480
	NPFG Insured
7,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	Baa1	1,153,670
	NPFG Insured
680	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	665,951
	5.375%, 6/01/31
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,390,225
	Activity Bonds, Series 2010, 6.000%, 1/15/41
83,445	Total Colorado			36,384,972
	Connecticut – 0.6% (0.4% of Total Investments)
4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded	8/11 at 100.00	A1 (4)	4,509,402
	8/15/11) – FGIC Insured
	Florida – 0.7% (0.4% of Total Investments)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,330,425
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	2,315,325
	5.000%, 10/01/30
5,000	Total Florida			4,645,750
	Georgia – 1.8% (1.1% of Total Investments)
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	1,168,138
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,449,650
	Medical Center Project, Series 2010, 7.625%, 12/01/30
4,050	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	No Opt. Call	A+	3,621,348
	Northeast Georgia Health Services Inc., Series 2010B, 5.125%, 2/15/40
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA+	5,274,100
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
12,800	Total Georgia			12,513,236
	Illinois – 14.5% (9.2% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Revenues, Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AA+ (4)	1,043,000
3,000	5.000%, 12/01/20 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AA+ (4)	3,116,520
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/11) – AGM Insured	12/11 at 100.00	AA+ (4)	2,077,680
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B–1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aa2	8,323,888
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	Aa2	3,681,304
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	Aa3	7,810,090
	FGIC Insured
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	Aa3	198,164
	Chicago, Illinois, General Obligation Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa3 (4)	74,395
6,190	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aa3 (4)	6,578,608
13,400	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – NPFG Insured	7/11 at 100.00	A	11,430,334
	(Alternative Minimum Tax)
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA+	1,897,640
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1	4,865,100
	Series 2003A, 5.000%, 7/01/33
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational
	Advancement Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,257,760
1,800	6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	1,940,652
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A2	1,053,738
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	14,321,550
	5.000%, 12/01/42 (UB)
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	8/18 at 100.00	AA+	1,777,960
	5.250%, 8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	912,550
	5.500%, 2/01/40 – AMBAC Insured
4,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	No Opt. Call	A+	3,680,760
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,706,300
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
4,125	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	3,428,948
	Refunding Series 2007A, 5.250%, 5/01/34
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,928,126
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,880,063
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
2,370	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,263,350
	Project, Series 2002A, 5.000%, 12/15/28 – NPFG Insured
919	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	722,123
	3/01/30 – RAAI Insured
3,500	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 72.44	AAA	1,872,920
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/23
12,780	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	5,920,591
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
146,949	Total Illinois			102,764,114
	Indiana – 2.0% (1.3% of Total Investments)
2,600	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	1,255,150
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	1,899,800
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	3,284,906
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,086,896
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
6,420	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/11 at 100.00	AA–	5,860,369
	1998A, 4.625%, 8/15/28 – NPFG Insured
16,660	Total Indiana			14,387,121
	Iowa – 1.1% (0.7% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,827,400
7,000	5.625%, 6/01/46	6/15 at 100.00	BBB	4,599,210
11,000	Total Iowa			7,426,610
	Kansas – 0.5% (0.3% of Total Investments)
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	BBB+	1,687,630
	5.300%, 6/01/31 – NPFG Insured
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,980,518
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
5,480	Total Kansas			3,668,148
	Kentucky – 1.3% (0.8% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	5,685,137
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,021,590
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series	2/12 at 100.00	AAA	2,622,925
	2002, 5.375%, 2/01/18 (Pre-refunded 2/01/12) – AGM Insured
9,515	Total Kentucky			9,329,652
	Louisiana – 4.9% (3.1% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA+	10,300,400
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
4,095	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	3,853,354
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	7,216,470
	Series 2007A, 5.500%, 5/15/47
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	N/R (4)	5,837,205
	7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
8,305	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	7,576,485
	Series 2001B, 5.875%, 5/15/39
36,900	Total Louisiana			34,783,914
	Massachusetts – 2.9% (1.8% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	2,939,125
	Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	447,010
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	8,322,702
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,217,338
	University Issue, Series 2009A, 5.750%, 7/01/39
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	6/11 at 100.00	A–	6,011,340
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	2/11 at 100.00	AAA	426,139
	Series 1999A, 5.750%, 8/01/29
19,755	Total Massachusetts			20,363,654
	Michigan – 4.4% (2.8% of Total Investments)
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA+	3,797,049
	Series 2005, 5.000%, 6/01/20 – AGM Insured
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	7,835,916
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	10,191,498
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	5,186,225
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,691,900
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,284,194
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
31,935	Total Michigan			30,986,782
	Minnesota – 0.7% (0.4% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	4,766,120
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
	Mississippi – 0.3% (0.2% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	1,882,856
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
	Missouri – 1.7% (1.1% of Total Investments)
2,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA+	2,433,312
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/23 – AGM Insured
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	5,263,800
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	4,245,196
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
32,750	Total Missouri			11,942,308
	Nevada – 7.4% (4.7% of Total Investments)
34,470	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/20	6/12 at 100.00	AA (4)	36,572,321
	(Pre-refunded 6/15/12) – NPFG Insured
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	13,153,348
	International Airport, Series 2010A, 5.250%, 7/01/42
6,845	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	N/R	732,278
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/23 – AMBAC Insured
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.398%,	7/17 at 100.00	AA+	2,177,200
	7/01/31 – BHAC Insured (IF)
58,330	Total Nevada			52,635,147
	New Hampshire – 0.7% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	4,807,250
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.4% (3.4% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AA+ (4)	1,080,810
	(Pre-refunded 12/15/12) – AGM Insured
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	BBB–	1,290,600
	Care System, Series 2006A, 0.000%, 7/01/36
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AA– (4)	2,123,982
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – NPFG Insured
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,555,008
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA+	4,428,000
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	3,707,800
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	3,442,400
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,745	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,832,931
1,000	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,074,340
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	10,681,903
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,076,533
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	2,986,800
	Series 2007-1A, 4.750%, 6/01/34
95,240	Total New Jersey			38,281,107
	New Mexico – 0.9% (0.5% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,134,034
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
	New York – 10.7% (6.8% of Total Investments)
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/11 at 100.00	A2	270,281
	Series 1998, 5.000%, 7/01/28 – NPFG Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A–	2,208,465
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA	4,777,423
	College, Series 2007, 5.000%, 7/01/46
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,001,154
	2/15/47 – NPFG Insured
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	1,162,973
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA+	11,925,160
	4.500%, 11/15/32 – AGM Insured (UB)
1,460	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,467,680
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
4,865	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,165,852
135	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	Aa2 (4)	145,534
	(Pre-refunded 8/01/12)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
695	5.000%, 8/01/17	8/12 at 100.00	AA	729,750
5,430	5.750%, 8/01/18	8/12 at 100.00	AA	5,753,194
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
255	5.000%, 8/01/17 (Pre-refunded 8/01/12)	8/12 at 100.00	Aa2 (4)	272,044
5,115	5.750%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AA (4)	5,514,123
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,123,171
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,652,388
11,540	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AA+	12,296,909
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – AGM Insured
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB–	8,044,610
2,755	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,659,484
76,990	Total New York			76,170,195
	North Carolina – 3.3% (2.1% of Total Investments)
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,639,070
	Bonds, Series 2008A, 5.000%, 1/15/47
8,960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	8,882,944
	2005A, 5.000%, 10/01/41
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,348,560
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	6/11 at 100.00	A1	593,426
	Series 1998A, 4.750%, 12/01/28 – NPFG Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	7,966,200
	1/01/19 – NPFG Insured
24,125	Total North Carolina			23,430,200
	Ohio – 6.0% (3.8% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	9,467,000
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
205	5.125%, 6/01/24	6/17 at 100.00	Baa3	154,568
2,925	5.875%, 6/01/30	6/17 at 100.00	Baa3	2,041,124
5,040	5.750%, 6/01/34	6/17 at 100.00	Baa3	3,342,629
2,400	6.000%, 6/01/42	6/17 at 100.00	Baa3	1,582,056
5,730	5.875%, 6/01/47	6/17 at 100.00	Baa3	3,774,351
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Baa3	5,955,200
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AA+ (4)	2,344,976
2,600	5.250%, 6/01/21 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AA+ (4)	2,816,138
2,000	5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AA+ (4)	2,157,180
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	8,656,400
	4.250%, 12/01/32 – AGM Insured (UB)
53,065	Total Ohio			42,291,622
	Oklahoma – 1.7% (1.1% of Total Investments)
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,458,420
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,641,500
	Center, Series 2008B, 5.250%, 8/15/38
6,040	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	5,427,725
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	1,679,920
	1/01/47 – FGIC Insured
13,215	Total Oklahoma			12,207,565
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series	6/11 at 100.00	Aa1 (4)	3,057,930
	2001A, 5.500%, 6/15/18 (Pre-refunded 6/15/11) – AGM Insured
100	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series	1/14 at 100.00	Aa2	103,818
	2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)
3,100	Total Oregon			3,161,748
	Pennsylvania – 5.3% (3.3% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	1,940,560
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
220	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	10/13 at 100.00	A1	237,094
8,000	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	7,794,000
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,341,915
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,614,040
	AMBAC Insured
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	3,748,850
	6/01/33 – AGM Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA+	7,388,862
	5.000%, 8/01/32 – AGM Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	6,453,780
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aa2 (4)	5,915,965
38,620	Total Pennsylvania			37,435,066
	Puerto Rico – 8.8% (5.6% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	2,330,200
	6.000%, 7/01/44
7,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	6,772,850
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	479,250
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/12 at 100.00	AA+	4,847,050
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3	1,471,965
	Bonds, Series 2002D, 5.125%, 7/01/20
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	6,533,680
	2009A, 0.000%, 8/01/32
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	8,826,825
	2010A, 0.000%, 8/01/33
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,871,070
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	4,100,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	4,071,000
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2	14,431,200
	5.250%, 8/01/57 (UB)
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29	No Opt. Call	AAA	1,426,620
3,460	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,132,788
	Series 2002, 5.375%, 5/15/33
202,645	Total Puerto Rico			62,294,498
	Rhode Island – 0.6% (0.4% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	6/12 at 100.00	BBB	2,618,510
2,065	6.250%, 6/01/42	6/12 at 100.00	BBB	1,790,128
4,830	Total Rhode Island			4,408,638
	South Carolina – 8.9% (5.7% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	27,169,313
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa1 (4)	6,126,277
5,140	5.000%, 3/01/21 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa1 (4)	5,391,963
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	Baa1	5,425,548
3,000	5.250%, 2/15/24 – NPFG Insured	8/14 at 100.00	Baa1	3,028,830
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	2,179,832
	0.000%, 1/01/31 – AMBAC Insured
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	N/R (4)	14,035,840
	5.125%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
65,160	Total South Carolina			63,357,603
	South Dakota – 0.2% (0.1% of Total Investments)
1,325	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,233,164
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Tennessee – 0.6% (0.4% of Total Investments)
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	4,201,920
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	Texas – 12.6% (8.0% of Total Investments)
535	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AA+	553,811
	Series 2001, 5.375%, 11/01/16 – AGM Insured
465	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AA+ (4)	482,586
	Series 2001, 5.375%, 11/01/16 (Pre-refunded 11/01/11) – AGM Insured
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	10,597,258
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	4,259,420
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
3,570	Dallas-Forth Worth International Airport, Texas, Joint Revenue Bonds, Series 2007, 5.000%,	11/14 at 100.00	A+	3,473,896
	11/01/22 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	5,051,700
	Series 2001A, 5.625%, 11/01/21 – NPFG Insured (Alternative Minimum Tax)
3,060	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	2,499,469
	2001B, 5.250%, 11/15/40 – NPFG Insured
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	Baa1	2,281,014
	5.250%, 11/15/30 – NPFG Insured
15,680	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 55.69	Baa1	2,214,330
	0.000%, 11/15/34 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA+	1,661,334
4,865	0.000%, 9/01/27 – AMBAC Insured	No Opt. Call	AA+	1,822,283
4,735	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/11 at 100.00	AA+	4,593,376
	AGM Insured (Alternative Minimum Tax)
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,635,480
	Bonds, Series 2006, 0.000%, 8/15/34
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	5/11 at 100.00	Baa1	16,144,790
	Inc., Series 1998B, 5.150%, 11/01/29 – NPFG Insured
2,500	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	2,523,850
	2002A, 5.750%, 10/01/21 – RAAI Insured
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,527,293
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	3,559,675
	Texas Health Resources Tender Option Bond Trust 1197, 9.125%, 5/15/39 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,672,470
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	1,913,647
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	1,806,786
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,096,797
7,110	0.000%, 8/15/43	8/15 at 23.11	AAA	1,107,098
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	5,117,100
	Series 2001, 5.000%, 8/01/22 (Pre-refunded 8/01/11) – AMBAC Insured
143,155	Total Texas			89,595,463
	Utah – 1.0% (0.6% of Total Investments)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AA+	7,275,347
	5.000%, 4/01/25 – AGM Insured (UB)
	Virginia – 4.2% (2.7% of Total Investments)
11,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AA+	7,686,030
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	5,594,900
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	A3	3,511,920
	7/01/31 – FGIC Insured (Alternative Minimum Tax)
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue	No Opt. Call	Aaa	11,212,776
	Refunding Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31
	(Mandatory put 7/01/11)
940	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	921,510
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	530,405
500	5.000%, 4/01/19	4/12 at 102.00	AA	530,405
37,980	Total Virginia			29,987,946
	Washington – 8.3% (5.3% of Total Investments)
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	7,163,910
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aaa	2,650,900
	Series 2002A, 5.750%, 7/01/17 – NPFG Insured
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,707,213
	Services Project, Series 2009, 5.500%, 6/01/39
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,166,950
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)
7,050	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	7,098,645
	Series 2002, 6.500%, 6/01/26
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 (Pre-refunded 1/01/12) – AGM Insured	1/12 at 100.00	AA+ (4)	7,292,670
7,960	5.000%, 1/01/22 (Pre-refunded 1/01/12) – AGM Insured	1/12 at 100.00	AA+ (4)	8,292,808
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 (Pre-refunded 7/01/11) –	7/11 at 100.00	AA+ (4)	18,499,371
	AGM Insured
58,155	Total Washington			58,872,467
	Wisconsin – 1.4% (0.9% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
105	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	110,026
3,380	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,633,027
2,075	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/11 at 100.00	A3	1,986,418
	Series 1999A, 5.600%, 2/15/29
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	2,755,230
	Series 2004, 5.750%, 5/01/29
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,749,951
	Services Inc., Series 2003A, 5.125%, 8/15/33
10,660	Total Wisconsin			10,234,652
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,100,893
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	3,920,040
	5.375%, 1/01/42
6,035	Total Wyoming			6,020,933
$ 1,613,099	Total Investments (cost $1,171,786,047) – 157.8%			1,118,943,801
	Floating Rate Obligations – (8.7)%			(61,410,000)
	Other Assets Less Liabilities – 5.7%			39,750,045
	Variable Rate Demand Preferred Shares, at Liquidation Value – (54.8)% (5)			(388,400,000)
	Net Assets Applicable to Common Shares – 100%			$ 708,883,846

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,118,943,801	$—	$1,118,943,801

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $1,117,993,244.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$29,803,976
Depreciation	(90,260,607)
Net unrealized appreciation (depreciation) of investments	$(60,456,631)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011